Note 25 - Treasury Shares	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of treasury shares [text block]	25. Treasury shares On March 30, 2017, the Company repurchased 129,805 shares at a price of $4.50 for a total sum of $591,916, including commission. The shares are being held as treasury shares.